Segmented Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Restricted cash	$ 165	$ 115
Prepaid expenses and deposits, non-current	243	149
Property and equipment, net	1,222	1,272
Mineral property interests	160,772	39,714
Non-current assets	162,402	41,250
Canada
Disclosure of operating segments [line items]
Restricted cash	165	115
Prepaid expenses and deposits, non-current	243	0
Property and equipment, net	1,222	1,202
Mineral property interests	160,772	35,145
Non-current assets	162,402	36,462
Peru
Disclosure of operating segments [line items]
Restricted cash	0	0
Prepaid expenses and deposits, non-current	0	149
Property and equipment, net	0	70
Mineral property interests	0	4,569
Non-current assets	$ 0	$ 4,788